Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net loss	$ (4,634)		$ (6,255)
Adjustment to reconcile net loss to cash used in operating activities:
Amortization of intangible assets	4		15
Depreciation of property and equipment	52		36
Amortization of operating lease right-of-use assets	386
Allowance for (reversal of) credit losses	35		(412)
Share based compensations			3,312
Loss on disposal of intangible assets	11
Share of results of an associate	(3)		27
Impairment loss of long-term investments			259
Interest income from loan to a third party			(26)
Change in operating assets and liabilities:
Change in receivables from customers	(5,194)		2,361
Change in receivables from brokers-dealers and clearing organizations	(864)		(208)
Change in refundable deposits	246		(13)
Change in prepaid expenses and other current assets	(558)		737
Change in amounts with related parties	(1)
Change in payables to customers	1,660		571
Change in payables to clearing organizations			170
Change in accruals and other current liabilities	153		71
Change in payables to virtual assets service providers	4,665
Change in contract liabilities			151
Change in operating lease liabilities	(402)		(12)
Cash (used in) provided by operating activities	(4,444)		784
Cash flows from investing activities
Purchase of intangible assets			(67)
Purchase of property and equipment	(3)		(21)
Purchase of long-term investments	(126)		(658)
Acquisition of subsidiaries	760
Purchases of short-term investments	(7)
Repayment of loan from a third party			1,010
Cash provided by investing activities	624		264
Cash flows from financing activities
Proceeds from capital injections from investors	11,394
Advance from related parties			22
Repayment of other borrowings	(420)
Change in amounts with a director of a subsidiary	18
Change in amounts with directors	(937)
Cash provided by financing activities	10,055		22
Net change in cash, cash equivalents and cash segregated for regulatory purpose	6,235		1,070
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the period	8,857	8,321	7,251
Cash, cash equivalents and cash segregated for regulatory purpose at the end of the period	15,092	8,857	8,321
Supplementary cash flows information
Cash received from interest income	6		34
Supplemental schedule of non-cash investing and financing activities
Right-of-use assets obtained in exchange of new operating lease liabilities	1,043
Investment of associate through issuance of Class A Ordinary Shares	7,500
Investment of subsidiaries through issuance of Class A and Class B Ordinary Shares	350,000
Cash at banks	3,810		2,459
Money market funds	4,970
Total cash and cash equivalents	8,780	3,838	2,459
Cash segregated for regulatory purpose	6,312		5,862
Total cash, cash equivalents and cash segregated for regulatory purpose	$ 15,092	$ 8,857	$ 8,321